TAXATION - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income taxes [Abstract]
Income (loss) before income taxes and non-controlling interest	$ 99,201	$ (82,938)
Combined Canadian basic federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate	$ 26,288	$ (21,979)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Adjustments in respect of current income tax of previous periods	(2,864)	3,309
Non-taxable items net of non-deductible items	(4,789)	(3,848)
Change in unrecognized assets	5,302	(31,343)
Income taxed at different rates and statutory rate changes	4,739	(462)
Manufacturing and processing allowance and all other items	$ (1,208)	$ (637)
Average effective tax rate	28.00%	66.30%
At the effective income tax rate of 28% (March 31, 2025 – 66.3%)	$ 27,468	$ (54,960)
Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense	64,990	29,586
Deferred tax recovery	(37,522)	(84,546)
At the effective income tax rate of 28% (March 31, 2025 – 66.3%)	27,468	(54,960)
Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges	(4,200)	6,524
Opening deferred tax of acquired company	0	(15,160)
Other items recognized through equity	(391)	347
Income tax charged directly to equity and goodwill	$ (4,591)	$ (8,289)